Write-Downs of Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2024 and 2025, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2024	2025
Investment in operating leases	¥43,775	¥7,230
Property under facility operations	8,405	15,217
Office facilities	82	3,558
Other assets	6,005	22
Other liabilities	68	221

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
During fiscal 2023, 2024 and 2025, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥2,297 million, ¥1,724 million and ¥25,933 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2023	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥1,535	2
Commercial facilities other than office buildings	0	—	51	2
Condominiums	2	1	15	19
Others*	241	—	453	—

Total	¥243	—	¥2,054	—

Fiscal Year ended March 31, 2024	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥641	2
Commercial facilities other than office buildings	0	—	547	4
Condominiums	0	1	30	22
Others*	134	—	372	—

Total	¥134	—	¥1,590	—

Fiscal Year ended March 31, 2025	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥0	—
Commercial facilities other than office buildings	0	—	0	—
Condominiums	31	20	0	—

Fiscal Year ended March 31, 2023	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties

Fiscal Year ended March 31, 2024	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties

Fiscal Year ended March 31, 2025	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Others*	598	—	25,304	—

Total	¥629	—	¥25,304	—

*
For the “Others”, the numbers of properties are omitted. Write-downs of long
-
lived assets for fiscal 2025 include write-downs of property under facility operations held by certain subsidiaries, of which ¥20,030 mi lli
on related to write-downs of two coal-biomass co-fired power plants.

Breakdowns of these amounts by segment are provided in Note 32 “Segment Information.”